Equity - Summary of Classes of Preferred and Common Shares Outstanding (Parenthetical) (Detail) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2020	Oct. 31, 2019
Bottom of range [member]
Disclosure of classes of share capital [line items]
Common stock conversion price	$ 5.00	$ 5.00
Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares	642,804,880	642,804,880	639,232,276
Stock options issued, convertible shares		6,635,228	6,108,307
Number of shares issued	0	0
Common shares [member] | Dividend reinvestment and share purchase plan [member]
Disclosure of classes of share capital [line items]
Number of shares issued	3,355,394	3,355,394
Common shares [member] | Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Number of shares issued	8,614	423,737
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares	206,527	206,527